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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-02819

                         Natixis Cash Management Trust
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              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (617) 449-2810

                       Date of fiscal year end: June 30

                 Date of reporting period: September 30, 2007

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ITEM 1  SCHEDULE OF INVESTMENTS

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NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2007 (Unaudited)

Principal
Amount        Description                                            Value (+)
---------     ----------------------------------------------------- -----------
Commercial Paper -- 37.6% of Net Assets
              Asset-Backed -- 4.2%
$10,000,000   Lexington Parker Capital,
              5.280%, 11/07/2007(c)                                 $ 9,945,733
                                                                    -----------
              Banking -- 20.8%
 10,000,000   Societe Generale North America,
              5.710%, 10/05/2007                                      9,993,656
 10,000,000   Britannia Building Society,
              5.280%, 10/12/2007                                      9,983,867
 10,000,000   Louis Dreyfus Corp., (Credit Support: Calyon),
              5.150%, 10/31/2007                                      9,957,083
 10,000,000   Anglo Irish Bank Corp.,
              5.230%, 12/17/2007(b)                                   9,888,136
 10,000,000   ICICI Bank Ltd., (Credit Support: Fortis Bank),
              5.120%, 2/01/2008                                       9,825,067
                                                                    -----------
                                                                     49,647,809
                                                                    -----------
              Education -- 4.2%
 10,000,000   Johns Hopkins University,
              5.500%, 10/02/2007                                     10,000,000
                                                                    -----------
              Health Care - Services -- 4.2%
 10,000,000   Dean Health Systems, Inc., (Credit Support: Marshall
              & Ilsley),
              5.550%, 10/04/2007                                      9,995,375
                                                                    -----------
              Total Commercial Paper
              (Identified Cost $89,588,917)                          89,588,917
                                                                    -----------
Certificates of Deposit -- 35.7%
  5,000,000   Svenska Handelsbanken,
              5.365%, 10/26/2007                                      4,999,918
  5,000,000   Royal Bank of Canada,
              5.400%, 11/09/2007(d)                                   5,000,000
 10,000,000   Bank of America Corp.,
              5.400%, 11/15/2007                                      9,997,929
  5,000,000   Landesbank Baden Wurtemburg,
              5.325%, 11/19/2007                                      5,000,000
 10,000,000   Norddeutsche Landesbank Girozentrale,
              5.580%, 11/21/2007                                     10,000,000
  5,000,000   Canadian Imperial Bank of Commerce,
              4.880%, 11/26/2007(e)                                   4,999,926
 10,000,000   Banco Bilbao Vizcaya,
              5.500%, 12/20/2007                                     10,000,000
 10,000,000   Unicredito Italiano,
              5.750%, 1/07/2008                                      10,000,000
 10,000,000   HBOS Treasury Services PLC,
              5.480%, 3/07/2008                                      10,000,000
  5,000,000   HSH Nordbank AG,
              5.773%, 3/13/2008(e)                                    4,999,779
 10,000,000   Bank of Montreal,
              4.900%, 6/17/2008(e)                                   10,000,000
                                                                    -----------
              Total Certificates of Deposit
              (Identified Cost $74,997,552)                          84,997,552
                                                                    -----------
Medium Term Notes -- 4.2%
              Broker/Dealer -- 2.1%
  5,000,000   Merrill Lynch & Co., Inc.,
              5.800%, 10/4/2008(c)(e)                                 5,001,537
                                                                    -----------
              Financial -- 2.1%
 $5,000,000   General Electric Capital Corp.,
              5.877%, 10/17/2007(c)(e)                              $ 5,000,000
                                                                    -----------
              Total Medium Term Notes
              (Identified Cost $10,001,537)                          10,001,537
                                                                    -----------
Variable Rate Demand Notes -- 14.1%
              Financial -- 1.3%
  3,130,000   MOB Management One LLC, (Credit Support: Columbus
              Bank & Trust),
              5.400%, 12/01/2031(f)                                   3,130,000
                                                                    -----------
              Municipal -- 8.4%
  5,000,000   Chicago, IL, Series B, (Credit Support: FGIC),
              5.130%, 1/01/2019(f)                                    5,000,000
 10,000,000   Colorado, Southern Ute Indian Tribe Reservation,
              5.190%, 1/01/2027(f)                                   10,000,000
  5,000,000   Connecticut State Housing Finance Authority, (Credit
              Support: AMBAC Indemnity),
              5.100%, 5/15/2033(f)                                    5,000,000
                                                                    -----------
                                                                     20,000,000
                                                                    -----------
              Real Estate -- 4.2%
    139,000   Sheffield Realty LLC, (Credit Support: Amsouth Bank),
              5.380%, 4/01/2012(f)                                      139,000
    810,000   Shayeson-Huff Properties LLC, (Credit Support: US
              Bank),
              5.260%, 11/01/2016(f)                                     810,000
  1,750,000   Jobs Co. LLC (The), (Credit Support: First
              Commercial),
              5.250%, 2/01/2022(f)                                    1,750,000
    641,000   Pine Tree Country Club, (Credit Support: Amsouth
              Bank),
              5.200%, 8/01/2023(f)                                      641,000
  4,295,000   Storage World, LLC, (Credit Support: Regions Bank),
              5.150%, 12/01/2024(f)                                   4,295,000
  2,515,000   J&M, LLC, (Credit Support: First Commercial),
              5.330%, 10/01/2026(f)                                   2,515,000
                                                                    -----------
                                                                     10,150,000
                                                                    -----------
              Special Purpose -- 0.2%
    445,000   Tanner & Guin LLC, (Credit Support: Amsouth Bank),
              5.210%, 9/01/2029(f)                                      445,000
                                                                    -----------
              Total Variable Rate Demand Notes
              (Identified Cost $33,725,000)                          33,725,000
                                                                    -----------
Time Deposit -- 3.9%
  9,300,000   National Bank of Canada,
              5.200%, 10/01/2007                                      9,300,000
                                                                    -----------
              Total Time Deposits
              (Identified Cost $9,300,000)                            9,300,000
                                                                    -----------
Government Agencies -- 8.3%
 10,000,000   Federal Home Loan Mortgage Corp.,
              4.755%, 2/11/2008                                       9,824,329

                See accompanying notes to financial statements.

                                      1

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NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES -- PORTFOLIO OF INVESTMENTS
                                  (continued)

Investments as of September 30, 2007 (Unaudited)

Principal
Amount         Description                                          Value (+)
---------      --------------------------------------------------  ------------
Government Agencies -- continued
$ 10,000,000   Federal Home Loan Bank,
               5.350%, 7/30/2008(d)                                $ 10,000,000
                                                                   ------------
               Total Government Agencies
               (Identified Cost $19,824,329)                         19,824,329
                                                                   ------------
               Total Investments -- 99.6%
               (Identified Cost $237,437,335)(a)                    237,437,335
               Other assets less liabilities--0.4%                      899,864
                                                                   ------------
               Net Assets -- 100%                                  $238,337,199
                                                                   ============
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(+) The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

(a) The aggregate cost for federal income tax purposes was $237,437,335.

(b) Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2007, this security amounted to $9,888,136 which represents 4.1% of net assets.

(c) Illiquid security. At September 30, 2007, the value of these securities amounted to $19,947,270 or 8.3% of net assets.

(d) This security is callable prior to maturity on specific dates.

(e) Floating rate note. Rate shown is as of September 30, 2007.

(f) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.

AMBAC   American Municipal Bond Assurance Corp.

FGIC    Financial Guarantee Insurance Company

Holdings at September 30, 2007 as a Percentage of net Assets (Unaudited)

Certificate of Deposit                                                    35.7%
Banking                                                                   20.8
Municipal                                                                  8.4
Government Agencies                                                        8.3
Asset-Backed                                                               4.2
Education                                                                  4.2
Health Care - Services                                                     4.2
Real Estate                                                                4.2
Time Deposit                                                               3.9
Financial                                                                  3.4
Broker/Dealer                                                              2.1
Special Purpose                                                            0.2

                See accompanying notes to financial statements.

                                      2

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ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                            Natixis Cash Management Trust

                            By:    /s/ John T. Hailer
                                   ---------------------------------
                            Name:  John T. Hailer
                            Title: President and Chief Executive Officer
                            Date:  November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                            By:    /s/ John T. Hailer
                                   ---------------------------------
                            Name:  John T. Hailer
                            Title: President and Chief Executive Officer
                            Date:  November 28, 2007

                            By:    /s/ Michael C. Kardok
                                   ---------------------------------
                            Name:  Michael C. Kardok
                            Title: Treasurer
                            Date:  November 28, 2007